INVESTMENTS	12 Months Ended
Dec. 31, 2016
INVESTMENTS [Abstract]
INVESTMENTS
4.	INVESTMENTS

Nordic American Offshore Ltd.

Nordic American Offshore Ltd. (“NAO”) was incorporated on October 17, 2013, and operates Platform Supply Vessels (“PSV”). On November 18, 2013, NAO concluded a private placement of $250 million, wherein the Company participated with an investment of $65 million, or 4,333,566 shares. The investment NAO was accounted for using the equity method of accounting.

In June 2014 NAO completed an initial public offering on the New York Stock Exchange wherein the Company acquired 375,000 shares for $5.6 million.

In 2014 NAT distributed 699,802 NAO shares as dividend-in-kind to its shareholders. The shares were measured at fair value at the time of the distribution, and a gain of $2.1 million was recognized in the Statement of Operations.  In December 2014 the Company acquired an additional 488,216 shares in the open market bringing its ownership to 19.2% per December 31, 2014.

In May 2015 NAO announced a share repurchase program under which NAO may repurchase up to 2.5 million of its outstanding shares. Per December 31, 2016 and 2015 NAO had repurchased 1,172,774 and 870,839 shares under the plan and had 20,686,847 and 22,560,531 shares outstanding, respectively. In February 2016 NAO purchased 1,571,749 of its own common shares in a private transaction.

Based on the significance of the Company’s ownership interest following that share repurchase program, the Company determined it has the ability to exercise significant influence over NAO and therefore, changed its method of accounting for the investment in NAO from an available-for-sale security to an equity method investment. The change in accounting method was retrospectively applied to the consolidated financial statements as of and for the year ended December 31, 2014.

In November 2015 the Company purchased 1,521,300 shares in a private transaction after which the Company owned 26.5% in NAO.

NAT's ownership in NAO as of December 31, 2016 and 2015 was 29.1% and 26.7%, respectively.

As at December 31, 2016 the Company evaluated its investment in NAO for impairment, after considering factors including, but not limited to, the fair value of NAO based on the quoted share price as compared to its carrying value, the length of time the investment’s fair value had been below carrying value and the limited near-term prospects for a recovery in the share price of NAO. We concluded that as of December 31, 2016, the investment in NAO was other-than-temporarily impaired.

As of December 31, 2016, before impairment the carrying value per share based on share of underlying net assets was $8.95 with the stock trading at $2.75.   As a result, the Company adjusted the carrying value of its investment in NAO to the fair value based on its observable share price at December 31, 2016, and recorded a write-down of $37.3 million in its Statement of Operations.

The fair value of NAT’s investment in NAO, based on the share price was $31.7 million as of December 31, 2015.

Summarized balance sheet information for NAO is as follows:

All figures in USD ‘000	December 31, 2016	December 31, 2015
Current assets	7,909	14,565
Noncurrent assets	366,945	321,635
Total Assets	374,854	336,200
Current liabilities	4,089	7,735
Noncurrent liabilities	136,568	47,608
Total Shareholders’ Equity	234,196	280,857
Total liabilities and equity	374,854	336,200

NAT’s share of NAO’s equity was $68.1 million and $75.0 million as of December 31, 2016 and 2015, respectively.

Summarized Statement of Operations information for NAO is as follows:

	Years ended December 31,
All figures in USD ‘000	2016	2015	2014
Operating Revenues	17,697	36,372	52,789
Net Operating (Loss) Income	(28,543)	(8,372)	11,262
Net (Loss) Income	(32,151)	(10,844)	6,931

NAT’s portion of NAO’s Net (Loss) Income in the Statements of Operations per December 31, 2016 and 2015 was ($9.3) million and ($2.5) million respectively.

On March 28, 2017, NAO announced the completion of a public offering of 41,300,000 common shares, including the exercise of the underwriters’ option of 1,300,000 shares, at a public offering price of $1.25 per share. In the offering NAT acquired 8,000,000 shares at $1.25 per share. As a result of the transaction NAT will recognize approximately $2.6 million in a dilution loss in the first quarter of 2017.

Following that offering, NAT now owns 22.6 % of the common shares outstanding in NAO.